Long-term loan (Narrative) (Details)	1 Months Ended
	Apr. 15, 2020 CAD ($)	Oct. 31, 2020 USD ($)	Apr. 15, 2020 USD ($)	Oct. 31, 2019 USD ($)
Disclosure Of Detailed Information About Loan From Government [Line Items]
Long-term loan	$ 40,000	$ 30,269	$ 30,269	$ 0
Canada Emergency Business Account ("CEBA") program [Member]
Disclosure Of Detailed Information About Loan From Government [Line Items]
Long-term loan	$ 40,000		30,269
Maturity date	December 31, 2025
Amount of loan forgiveness if repaying balance loan before December 31, 2022	$ 10,000		$ 7,567
Term loan interest rate per annum	5.00%		5.00%